CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Common shares issued	245,435,804	243,301,195
Common shares held in trust	433,947	416,881